ALLIANCE MUNICIPAL TRUST -MASSACHUSETTS PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-97.2%
           MASSACHUSETTS-77.9%
           ACUSHNET BAN
$    500   11/06/97                                3.79%     $   500,784
           BARNSTABLE BAN
     495   6/15/98                                 3.83          504,970
           BRIDGEWATER BAN
           FGIC
     300   6/01/98                                 3.90          309,627
           CHATHAM GO
     500   7/01/98                                 3.83          514,170
           LEXINGTON BAN
           Series '97
     210   4/15/98                                 3.90          210,112
           MASSACHUSETTS EDUCATIONAL
           FINANCING AUTHORITY
           Series E AMT VRDN(a)
   1,100   7/01/15                                 4.25        1,100,000
           MASSACHUSETTS GO
           Series '90E VRDN(a)
     120   12/01/97                                4.00          120,000
           MASSACHUSETTS GO
           Series B VRDN(a)
     400   12/01/97                                4.00          400,000
           MASSACHUSETTS HEALTH &
           EDUCATION FACILITY
           (Capital Asset Program)
           VRDN(a)
   1,200   1/01/01                                 3.80        1,200,000
           MASSACHUSETTS HEALTH &
           EDUCATION FACILITY
           (Harvard University)
           Series '85 VRDN(a)
   1,000   8/01/17                                 4.00        1,000,000
           MASSACHUSETTS HEALTH &
           EDUCATION FACILITY
           (Massachusetts Institute of Technology)
           Series '91 VRDN(a)
     300   7/01/21                                 3.90          300,000
           MASSACHUSETTS IDA
           (Carand Realty Trust)
           AMT VRDN(a)
     500   5/01/17                                 4.15          500,000
           MASSACHUSETTS IDA
           (Goddard House Project)
           Series '95 VRDN(a)
     500   11/01/25                                4.15          500,000
           MASSACHUSETTS IDA
           (Groton School Project)
           Series '89 VRDN(a)
     500   6/01/19                                 4.00          500,000
           MASSACHUSETTS IDA
           (Newbury College Project)
           Series '96 VRDN(a)
     700   6/01/21                                 4.05          700,000
           MASSACHUSETTS IDA
           (Showa Womens Institute, Inc)
           Series '94 VRDN(a)
     400   3/15/04                                 4.00          400,000
           MASSACHUSETTS IDA
           Res. Rec.: (Ogden Haverhill Project)
           Series '92 VRDN(a)
     600   12/01/06                                4.10          600,000
           MASSACHUSETTS IDA PCR
           (Holyoke Water & Power Co.)
           Series A VRDN(a)
     800   5/01/22                                 3.85          800,000
           MASSACHUSETTS IDA PCR
           (New England Power Co.)
           VRDN(a)
     700   10/01/22                                4.00          700,000
           NEWTON BAN
     320   4/15/98                                 3.85          322,079
           PEABODY BAN
           Series '97
     300   4/14/98                                 3.85          300,874
           PEPPERELL BAN
           MBIA
     230   5/15/98                                 3.90          235,057
                                                             ------------
                                                              11,717,673

           CALIFORNIA-4.6%
           CONTRA COSTA COUNTY MFHR
           (Park Regency Apts.)
           Series '92A AMT VRDN(a)
     700   8/01/32                                 4.20          700,000
           DISTRICT OF COLUMBIA-4.0%
           DISTRICT OF COLUMBIA GO
           Series '92 A-4 VRDN(a)
     600   10/01/07                                4.30          600,000


1



STATEMENT OF NET ASSETS
(CONTINUED)
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NEW YORK-2.7%
           NEW YORK CITY IDR
           (Brooklyn Navy Yard Project)
           Series '95B AMT VRDN(a)
$    400   7/01/29                                 4.15%     $   400,000
           PUERTO RICO-5.3%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '85 VRDN(a)
     100   12/01/15                                3.75          100,000
           PUERTO RICO HIGHWAY &
           TRANSPORTATION AUTHORITY
           Series X VRDN(a)
     400   7/01/99                                 3.75          400,000
           PUERTO RICO INDUSTRIAL, MEDICAL,
           HIGHER EDUCATION & ENVIRONMENT
           (Ana G. Mendez Educ.
           Foundation Project)
           VRDN(a)
     300   12/01/15                                4.20          300,000
                                                              -----------
                                                                 800,000

           TEXAS-2.7%
           BRAZOS RIVER HARBOR
           NAVIGATION DISTRICT
           (Dow Chemical Company Project)
           Series '97 AMT VRDN(a)
     400   5/01/27                                 5.20          400,000

           Total Municipal Bonds
           (amortized cost $14,617,673)                      $14,617,673

           COMMERCIAL PAPER-5.3%
           MASSACHUSETTS-2.0%
           MASSACHUSETTS WATER AUTHORITY
     300   7/18/97                                 3.85          300,000

           PUERTO RICO-3.3%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
     500   7/14/97                                 3.80          500,000

           Total Commercial Paper
           (amortized cost $800,000)                             800,000

           TOTAL INVESTMENTS-102.5%
           (amortized cost $15,417,673)                       15,417,673
           Other assets less liabilities-(2.5%)                 (371,574)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           15,046,099 shares outstanding)                    $15,046,099


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT   Alternative minimum tax
     BAN   Bond anticipation note
     FGIC  Financial guaranty insurance company
     GO    General obligation
     IDA   Industrial development authority
     IDR   Industrial development revenue
     MBIA  Municipal bond investors assurance
     MFHR  Multi-family housing revenue
     PCR   Pollution control revenue

     See notes to financial statements.


2



STATEMENT OF OPERATIONS
APRIL 17, 1997* TO JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                              $69,477

EXPENSES
  Advisory fee (Note B)                                       $8,742
  Distribution assistance and administrative service(Note C)  12,876
  Printing                                                     7,550
  Audit and legal fees                                         6,760
  Transfer agency (Note B)                                     4,878
  Registration fees                                            4,635
  Custodian fees                                               4,467
  Trustees' fees                                                 810
  Amortization of organization expense                           350
  Miscellaneous                                                1,185
  Total expenses                                              52,253
  Less: expense reimbursement and fee waiver                 (43,511)
  Net expenses                                                            8,742

NET INCREASE IN NET ASSETS FROM OPERATIONS                              $60,735


*    Commencement of operations.
     See notes to financial statements.


3



STATEMENT OF CHANGES
IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

                                                                APRIL 17, 1997*
                                                                            TO
                                                                 JUNE 30, 1997
                                                                ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                           $    60,735

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                               (60,735)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                                            15,046,099
  Total increase                                                   15,046,099

NET ASSETS
  Beginning of period                                                      -0-
  End of period                                                   $15,046,099


*    Commencement of operations.
     See notes to financial statements.


4



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Massachusetts portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSE
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2002.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the period ended June 30, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the period ended June 30, 1997, the Adviser also voluntarily agreed to reimburse the Portfolio for expenses exceeding .50 of 1% of its average daily net assets. For the period ended June 30, 1997, the reimbursement amounted to $39,140. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $3,015 for the period ended June 30, 1997.


5


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the period ended June 30, 1997, the distribution fee amounted to $4,371, all of which was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the period ended June 30, 1997, such payments by the Portfolio amounted to $8,505 of which no payment was made to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1997, capital paid-in aggregated $15,046,099. Transactions, all at $1.00 per share, were as follows:

                                                   APRIL 17, 1997(A)
                                                          THROUGH
                                                    JUNE 30, 1997
                                                   -----------------
Shares sold                                            25,831,508
Shares issued on reinvestments of dividends                60,735
Shares redeemed                                       (10,846,144)
Net increase                                           15,046,099


(a)  Commencement of operations.


6



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                         APRIL 17, 1997(A)
                                                               THROUGH
                                                           JUNE 30, 1997
                                                         -----------------
Net asset value, beginning of period                            $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                         .007

LESS: DIVIDENDS
Dividends from net investment income                             (.007)
Net asset value, end of period                                  $ 1.00

TOTAL RETURNS
Total investment return based on net asset value (c)(d)           3.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                      $15,046
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (d)                  .50%
  Expenses, before waivers and reimbursements (d)                 2.99%
  Net investment income (b)(d)                                    3.47%


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


7



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO

We have audited the accompanying statement of net assets of the Massachusetts Portfolio of Alliance Municipal Trust as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the period indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Massachusetts Portfolio of Alliance Municipal Trust as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the period indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 29, 1997


8



ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


9



ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 4 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AMAAR